Segment Information (Company's Segment Information, Continuing Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Operating revenues	$ 197,067	$ 221,051	$ 205,760	$ 190,326	$ 191,389	$ 210,535	$ 195,307	$ 182,672	$ 814,204	$ 779,903	$ 761,893	$ 750,685	$ 680,677
Operations and maintenance expense	77,856	78,519	79,746	73,189	74,121	72,374	70,375	71,686	309,310	288,556	283,561
Depreciation									125,290	123,054	118,414
Operating income	74,615	$ 95,072	$ 80,246	$ 71,167	72,597	95,058	79,934	66,770	321,100	314,359	301,662
Interest expense, net									76,536	76,397	77,316
Allowance for funds used during construction									(6,219)	(5,134)	(2,275)
Equity loss in joint venture									35,177	3,989	2,665
Income tax (benefit)									14,962	25,219	21,233	65,220	67,590
Income (loss) from continuing operations					48,954	$ 67,711	$ 54,818	$ 42,401	201,790	213,884	202,871	181,837	139,675
Capital expenditures									364,689	328,605	307,908	347,098	324,360
Total Assets	5,741,038				5,406,752				5,741,038	5,406,752	5,051,817	$ 4,858,517	$ 4,348,420
Goodwill	33,866				31,184				33,866	31,184	28,223
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									779,613	756,057	744,527
Operations and maintenance expense									282,866	274,754	269,804
Depreciation									125,146	122,728	118,592
Operating income									315,876	305,333	300,779
Interest expense, net									72,703	72,106	70,835
Allowance for funds used during construction									(6,219)	(5,134)	(2,275)
Income tax (benefit)									26,379	24,792	24,911
Income (loss) from continuing operations									224,122	213,890	207,509
Capital expenditures									363,594	325,943	307,032
Total Assets	5,564,089				5,195,191				5,564,089	5,195,191	4,893,573
Goodwill	27,246				24,564				27,246	24,564	24,102
Other and Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues									34,591	23,846	17,366
Operations and maintenance expense									26,444	13,802	13,757
Depreciation									144	326	(178)
Operating income									5,224	9,026	883
Interest expense, net									3,833	4,291	6,481
Equity loss in joint venture									35,177	3,989	2,665
Income tax (benefit)									(11,417)	427	(3,678)
Income (loss) from continuing operations									(22,332)	(6)	(4,638)
Capital expenditures									1,095	2,662	876
Total Assets	176,949				211,561				176,949	211,561	158,244
Goodwill	$ 6,620				$ 6,620				$ 6,620	$ 6,620	$ 4,121